Liabilities related to associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Liabilities Related To Associates And Joint Ventures
Schedule of changes in provision related to dam failure

Total
Balance as of December 31, 2025	2,613
Changes in estimates	43
Monetary and present value adjustments	104
Disbursements	(846)
Translation adjustments	183
Balance as of June 30, 2026	2,097